Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share

28      Earnings per share

Basic EPS is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares and excludes all potential shares outstanding during the year, as their inclusion would be anti-dilutive. The Group potential shares consist of incremental shares issuable upon the assumed exercise of share options and the incremental shares issuable upon the assumed vesting of unvested share awards.

The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
In thousands of EUR	Restated	Restated	Restated
Numerator
Loss for the year	(227,065)	(170,381)	(165,358)
Less: net loss attributable to non-controlling interest	(376)	(310)	(3,779)
Loss attributable to Equity of the Company	(226,689)	(170,071)	(161,579)
Denominator
Weighted average number of shares for basic and diluted EPS	140,655,697	94,963,796	94,963,796

Loss per share - basic and diluted *	(1.61)	(1.79)	(1.70)

* Loss per share – basic and diluted was restated, as disclosed in Note 32

Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017

Share Options	8,004,121	6,414,549	3,055,356

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.